THE ADVISORS’ INNER CIRCLE FUND II

CHAMPLAIN SMALL COMPANY FUND

SEPTEMBER 30, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.8%
	Shares	Value
CONSUMER DISCRETIONARY — 4.8%
Bowlero, Cl A	915,000	$10,742,100
First Watch Restaurant Group *	600,000	9,360,000
Ollie's Bargain Outlet Holdings *	220,000	21,384,000
Planet Fitness, Cl A *	450,000	36,549,000
Shake Shack, Cl A *	225,000	23,222,250
		101,257,350
CONSUMER STAPLES — 13.0%
Central Garden & Pet, Cl A *	824,536	25,890,430
elf Beauty *	140,000	15,264,200
Freshpet *	225,000	30,773,250
J&J Snack Foods	140,000	24,096,800
Lancaster Colony	200,000	35,314,000
MGP Ingredients	575,000	47,868,750
Simply Good Foods *	1,500,000	52,155,000
Utz Brands, Cl A	1,690,000	29,913,000
Vita Coco *	415,000	11,748,650
		273,024,080
FINANCIALS — 19.0%
AMERISAFE	340,000	16,432,200
Baldwin Insurance Group, Cl A *	955,000	47,559,000
BancFirst	185,000	19,471,250
Cullen/Frost Bankers	435,000	48,659,100
First Financial Bankshares	1,300,000	48,113,000
German American Bancorp	460,000	17,825,000
Palomar Holdings *	440,000	41,654,800
PJT Partners	220,000	29,334,800
Selective Insurance Group	165,000	15,394,500
ServisFirst Bancshares	510,000	41,029,500
Skyward Specialty Insurance Group *	625,000	25,456,250
Stock Yards Bancorp	380,000	23,556,200
WSFS Financial	480,000	24,475,200
		398,960,800

1

THE ADVISORS’ INNER CIRCLE FUND II

CHAMPLAIN SMALL COMPANY FUND

SEPTEMBER 30, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE — 20.1%
AtriCure *	1,030,000	$28,881,200
CONMED	505,000	36,319,600
Globus Medical, Cl A *	665,000	47,574,100
Inspire Medical Systems *	170,000	35,878,500
iRhythm Technologies *	245,000	18,188,800
Neogen *	2,625,000	44,126,250
Omnicell *	570,000	24,852,000
Penumbra *	200,000	38,862,000
Phreesia *	925,000	21,080,750
PROCEPT BioRobotics *	240,000	19,228,800
Repligen *	255,000	37,949,100
SI-BONE *	1,035,000	14,469,300
Tandem Diabetes Care *	545,000	23,113,450
Veracyte *	940,000	31,997,600
		422,521,450
INDUSTRIALS — 21.3%
Albany International, Cl A	390,000	34,651,500
Enerpac Tool Group, Cl A	759,840	31,829,698
Esab	400,000	42,524,000
ESCO Technologies	468,500	60,427,130
Hayward Holdings *	1,250,000	19,175,000
John Bean Technologies	500,000	49,255,000
Kadant	45,000	15,210,000
MSA Safety	250,000	44,335,000
RB Global	375,000	30,183,750
RBC Bearings *	135,000	40,416,300
Simpson Manufacturing	30,000	5,738,100
Standex International	210,000	38,383,800
Transcat *	150,000	18,115,500
Watts Water Technologies, Cl A	82,990	17,194,698
		447,439,476
INFORMATION TECHNOLOGY — 17.6%
Box, Cl A *	495,000	16,201,350
Braze, Cl A *	1,030,000	33,310,200

2

THE ADVISORS’ INNER CIRCLE FUND II

CHAMPLAIN SMALL COMPANY FUND

SEPTEMBER 30, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY — continued
Clearwater Analytics Holdings, Cl A *	775,000	$19,568,750
CommVault Systems *	140,000	21,539,000
Confluent, Cl A *	775,000	15,794,500
Freshworks, Cl A *	945,000	10,848,600
JFrog *	610,000	17,714,400
Novanta *	170,000	30,416,400
Nutanix, Cl A *	820,000	48,585,000
Pure Storage, Cl A *	665,000	33,409,600
Rubrik, Cl A *	510,000	16,396,500
SentinelOne, Cl A *	1,245,000	29,780,400
Smartsheet, Cl A *	905,000	50,100,800
Tenable Holdings *	645,000	26,135,400
		369,800,900
MATERIALS — 2.0%
Sensient Technologies	380,000	30,483,600
TriMas	420,000	10,722,600
		41,206,200
TOTAL COMMON STOCK
(Cost $1,532,874,193)		2,054,210,256

CASH EQUIVALENTS** — 2.1%

Fidelity Investments - Money Market Treasury Only, Cl I, 4.920%	20,000,000	20,000,000
Goldman Sachs Financial Square Treasury Instruments Fund, Institutional Shares, 4.870%	23,803,186	23,803,186
TOTAL CASH EQUIVALENTS
(Cost $43,803,186)		43,803,186
TOTAL INVESTMENTS — 99.9%
(Cost $1,576,677,379)		$2,098,013,442

Percentages are based on Net Assets of $2,101,125,866.

#	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

3

THE ADVISORS’ INNER CIRCLE FUND II

CHAMPLAIN SMALL COMPANY FUND

SEPTEMBER 30, 2024 (Unaudited)

*	Non-income producing security.
**	Rate reported is the 7-day effective yield as of September 30, 2024.

Cl — Class

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

CSC-QH-001-4000

4

THE ADVISORS’ INNER CIRCLE FUND II

CHAMPLAIN MID CAP FUND

SEPTEMBER 30, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.9%
	Shares	Value
CONSUMER DISCRETIONARY — 5.4%
Domino's Pizza	110,000	$47,315,400
Planet Fitness, Cl A *	1,030,000	83,656,600
Tractor Supply	141,000	41,021,130
Ulta Beauty *	290,000	112,844,800
		284,837,930
CONSUMER STAPLES — 12.5%
BellRing Brands *	240,000	14,572,800
Brown-Forman, Cl B	2,385,000	117,342,000
Clorox	480,000	78,196,800
elf Beauty *	350,000	38,160,500
Freshpet *	535,000	73,171,950
Hormel Foods	2,630,000	83,371,000
JM Smucker	675,000	81,742,500
Lamb Weston Holdings	935,000	60,531,900
McCormick	1,370,000	112,751,000
		659,840,450
FINANCIALS — 15.6%
Arthur J Gallagher	165,000	46,426,050
Cullen/Frost Bankers	1,065,000	119,130,900
Everest Group	440,000	172,405,200
FactSet Research Systems	170,000	78,174,500
Kinsale Capital Group	170,000	79,146,900
MSCI, Cl A	45,000	26,231,850
Ryan Specialty Holdings, Cl A	1,735,000	115,186,650
Toast, Cl A *	3,090,000	87,477,900
Tradeweb Markets, Cl A	840,000	103,882,800
		828,062,750
HEALTH CARE — 22.8%
Agilent Technologies	385,000	57,164,800
Align Technology *	255,000	64,851,600
Bio-Techne	1,250,000	99,912,500
Cooper *	875,000	96,547,500
DENTSPLY SIRONA	1,885,000	51,008,100

5

THE ADVISORS’ INNER CIRCLE FUND II

CHAMPLAIN MID CAP FUND

SEPTEMBER 30, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE — continued
Dexcom *	1,065,000	$71,397,600
Edwards Lifesciences *	1,475,000	97,335,250
Exact Sciences *	1,185,000	80,722,200
Mettler-Toledo International *	55,000	82,483,500
Penumbra *	480,000	93,268,800
Repligen *	350,000	52,087,000
STERIS PLC	250,000	60,635,000
Veeva Systems, Cl A *	530,000	111,231,100
Waters *	355,000	127,760,950
West Pharmaceutical Services	210,000	63,033,600
		1,209,439,500
INDUSTRIALS — 20.6%
AMETEK	975,000	167,417,250
Axon Enterprise *	325,000	129,870,000
Fortive	2,280,000	179,960,400
Graco	805,000	70,445,550
IDEX	585,000	125,482,500
Nordson	400,000	105,052,000
Rockwell Automation	400,000	107,384,000
Toro	805,000	69,817,650
WW Grainger	25,900	26,905,179
Xylem	790,000	106,673,700
		1,089,008,229
INFORMATION TECHNOLOGY — 22.0%
Akamai Technologies *	845,000	85,302,750
Autodesk *	235,000	64,737,800
Confluent, Cl A *	4,145,000	84,475,100
Datadog, Cl A *	220,000	25,313,200
Entegris	480,000	54,014,400
Keysight Technologies *	660,000	104,893,800
MongoDB, Cl A *	390,000	105,436,500
Nutanix, Cl A *	1,815,000	107,538,750
Okta, Cl A *	1,805,000	134,183,700
Palo Alto Networks *	195,000	66,651,000

6

THE ADVISORS’ INNER CIRCLE FUND II

CHAMPLAIN MID CAP FUND

SEPTEMBER 30, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY — continued
Pure Storage, Cl A *	1,880,000	$94,451,200
Synopsys *	135,000	68,362,650
Workday, Cl A *	270,000	65,990,700
Zscaler *	620,000	105,982,800
		1,167,334,350
TOTAL COMMON STOCK
(Cost $3,973,821,576)		5,238,523,209

CASH EQUIVALENTS** — 1.1%

Fidelity Investments - Money Market Treasury Only, Cl I, 4.920%	20,000,000	20,000,000
Goldman Sachs Financial Square Treasury Instruments Fund, Institutional Shares, 4.870%	36,727,834	36,727,834
TOTAL CASH EQUIVALENTS
(Cost $56,727,834)		56,727,834
TOTAL INVESTMENTS — 100.0%
(Cost $4,030,549,410)		$5,295,251,043

Percentages are based on Net Assets of $5,295,485,615.

*	Non-income producing security.
**	Rate reported is the 7-day effective yield as of September 30, 2024.

Cl — Class

PLC — Public Limited Company For information on the Fund’s policy

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

CSC-QH-002-3300

7

THE ADVISORS’ INNER CIRCLE FUND II

CHAMPLAIN STRATEGIC FOCUS FUND

SEPTEMBER 30, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.2%#
	Shares	Value
CONSUMER DISCRETIONARY — 6.7%
Tractor Supply	290	$84,370
Ulta Beauty *	245	95,334
		179,704
FINANCIALS — 9.7%
Everest Group	315	123,426
Ryan Specialty Holdings, Cl A	1,120	74,357
Tradeweb Markets, Cl A	515	63,690
		261,473
HEALTH CARE — 25.1%
Bio-Techne	1,755	140,277
Dexcom *	1,060	71,062
Mettler Toledo International *	110	164,967
Veeva Systems, Cl A *	655	137,465
Waters *	455	163,750
		677,521
INDUSTRIALS — 21.4%
AMETEK	730	125,348
Fortive	2,285	180,355
IDEX	675	144,788
Rockwell Automation	465	124,834
		575,325
INFORMATION TECHNOLOGY — 36.3%
Autodesk *	370	101,928
Datadog, Cl A *	305	35,093
MongoDB, Cl A *	400	108,140
Okta, Cl A *	1,440	107,050
Pure Storage, Cl A *	3,725	187,144
ServiceNow *	170	152,046
Synopsys *	210	106,342
Workday, Cl A *	330	80,655

8

THE ADVISORS’ INNER CIRCLE FUND II

CHAMPLAIN STRATEGIC FOCUS FUND

SEPTEMBER 30, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY — continued
Zscaler *	575	$98,291
		976,689
TOTAL COMMON STOCK
(Cost $2,387,691)		2,670,712

CASH EQUIVALENT** — 2.5%

Fidelity Investments - Money Market Treasury Only, Cl I, 4.920%	68,576	68,576
TOTAL CASH EQUIVALENT
(Cost $68,576)		68,576
TOTAL INVESTMENTS — 101.7%
(Cost $2,456,267)		$2,739,288

Percentages are based on Net Assets of $2,693,856.

*	Non-income producing security.
**	Rate reported is the 7-day effective yield as of September 30, 2024.

Cl — Class

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

CSC-QH-003-0200

9